Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 4,674	$ 3,893
Total financial liabilities	6,009	6,046
Net financial assets and financial liabilities	(1,335)	(2,153)
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	5,909	5,946
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	101	53
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	68	71
Financial liabilities - measured at amortized cost or cost | Trade payables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	773	811
Financial liabilities - measured at amortized cost or cost | Current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	942	935
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,538	4,676
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	429	335
Financial liabilities - measured at amortized cost or cost | Non-current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,967	5,011
Financial liabilities - measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	100	100
Financial liabilities - measured at FVPL | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	96	90
Financial liabilities - measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4	10
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	282	147
Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	2,522	2,479
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	194	173
Cash and cash equivalents
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,676	1,094
Cash in current accounts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	378	270
Cash held in time deposits and money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,298	824
Long-term financial investments | Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	282	147
Long-term financial investments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1	1
Trade receivables | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,736	1,770
Current portion of long-term receivables from customers | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	117
Current portion of minimum lease payments from finance lease agreements | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	23
Other receivables, security deposits and current assets | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	124
Time deposits with original maturity greater than three months | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	153
Income tax receivables | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets		34
Other current assets (excluding prepaid expenses and other current assets measured at FVPL) | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets		306
Long-term note receivable and other financial assets | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	175	161
Long-term receivables from customers | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	121	126
Non-current minimum lease payments from finance lease agreements | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	28	38
Long-term loans, advances and security deposits | Financial assets - measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	45	44
Deferred compensation assets | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	180	163
Current portion of long-term financial investments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1	7
Derivative financial instruments | Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 12	$ 2